Loans (Schedule of Movement in Liabilities Deriving from Financing Activities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2019	€ 117,435
Changes from financing cash flows
Proceeds from issue of convertible debentures	22,317		€ 31,175
Repayment of Debentures	(9,836)	(4,668)	€ (4,842)
Receipt of loans	63,821
Repayment of loans	(11,051)
Accrued interest	1,608
Transaction costs related to borrowings	2,324
Sale of Italian subsidiaries	(29,400)
Total net financing cash flows	157,218
Effect of changes in foreign exchange rates	7,686
Balance as at December 31, 2019	164,904	117,435
Loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2019	66,092
Changes from financing cash flows
Proceeds from issue of convertible debentures
Repayment of Debentures
Receipt of loans	63,821
Repayment of loans	(11,051)
Accrued interest	1,608
Transaction costs related to borrowings	223
Sale of Italian subsidiaries	(29,400)
Total net financing cash flows	91,293
Effect of changes in foreign exchange rates	2,027
Balance as at December 31, 2019	93,320	66,092
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2019	51,343
Changes from financing cash flows
Proceeds from issue of convertible debentures	22,317
Repayment of Debentures	(9,836)
Receipt of loans
Repayment of loans
Accrued interest
Transaction costs related to borrowings	2,101
Sale of Italian subsidiaries
Total net financing cash flows	65,925
Effect of changes in foreign exchange rates	5,659
Balance as at December 31, 2019	€ 71,584	€ 51,343